Land Use Rights, Net (Tables)	12 Months Ended
May 31, 2024
Text Block [Abstract]
Land Use Rights, Net
Land use rights, net, consisted of the following:

	As of May 31,
	2023	2024
	US$	US$
Land use rights	3,831	5,031
Less: accumulated amortization	(558)	(639)
Exchange differences	48	58

Land use rights, net	3,321	4,450